Non-controlling Interest (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Sep. 01, 2019
IfrsStatementLineItems [Line Items]
Current assets	$ 15,418	$ 5,404		$ 3,501
Long term assets	41,100	32,735
Current Liabilities	7,412	10,590		10,923
Asset retirement obligation	2,681	2,680	$ 554	$ 554
Comprehensive loss for the year	(5,283)	(12,145)	(23,071)
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Comprehensive loss for the year	(1,279)	(678)	$ (90)
Non-controlling interests [member] | Buckreef [Member]
IfrsStatementLineItems [Line Items]
Current assets	2,920	1,038
Long term assets	33,535	23,229
Current Liabilities	(2,908)	4
Asset retirement obligation	(2,681)	(2,680)
Advances from parent	(33,728)	(23,754)
Comprehensive loss for the year	$ (2,841)	$ (1,558)